November 6, 2013

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn: Jeffrey P. Riedler

RE:	Revance Therapeutics, Inc.
Registration Statement on Form S-1
(CIK No. 0001479290)

Dear Mr. Riedler:

On behalf of our client, Revance Therapeutics, Inc., a Delaware corporation (the “Company”), we submit this letter in response to comments received from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) by letter dated June 18, 2013 (the “Comment Letter”) with respect to the Company’s Confidential Draft Registration Statement on Form S-1 submitted to the Commission on June 4, 2013 (“Draft No. 2”).

Concurrently with the submission of this letter, the Company is submitting Confidential Draft Registration Statement (“Draft No. 3”) in response to the Comment Letter.

The numbering of the paragraphs below corresponds to the numbering in the Comment Letter, the text of which we have incorporated into this response letter for convenience. Except where otherwise indicated, page references in the text of the responses below correspond to the page numbers of Draft No. 3.

Staff Comments and Company Responses

Use of Proceeds, page 43

1.	We note your response to our prior comment 10. In regard to the proceeds you plan to allocate to continue to fund your clinical trials and associated programs relating to RT001 for the treatment of crow’s feet lines, please disclose whether the proceeds will be sufficient to fund the trials and related programs to completion. If not, please specify to which stage of development you expect these proceeds to bring RT001.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on pages 8 and 43 of Draft No. 3 as requested.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Two

Management Discussion and Analysis of Financial Condition and Results of Operations Results of Operations

Research Development Expenses, page 53

2.	Please refer to your revised disclosure in response to our comment 11. Please clarify if the external clinical development costs in the third paragraph on page 54 are included in the costs associated with your manufacturing, quality and regulatory efforts in the preceding paragraph. If they are not explain what the remaining research and development costs relate to.

Response: The Company acknowledges the Staff’s comment and has revised the disclosure on page 56 of Draft No. 3 to confirm that the external clinical development costs related to clinical trials of RT001 for the treatment of crow’s feet lines and for the improvement of glabellar lines are not included in the costs associated with the manufacturing, quality and regulatory efforts and that there are no remaining research and development costs.

Critical Accounting Policies

Stock Based Compensation, page 67

3.	Please provide us with your calculation of how expected volatility was determined including the list of the public companies used and their respective volatilities.

Response: The Company acknowledges the Staff’s comment and supplementally provides the Staff with the calculations of how expected volatility was determined including the list of the public companies used and their respective volatilities. The Company respectfully advises the Staff that the list of comparable public companies used in the volatility calculations for the years ended December 31, 2011, 2012 and the three months ended March 31, 2012 were as follows:

•	Anika Therapeutics Inc.

•	Cutera Inc.

•	Cynosure Inc.

•	Syneron Medical LTD

•	Medicis Pharmaceutical Corp.

•	Obagi Medical Products Inc.

•	Photomedex Inc.

•	Palomar Medical Technologies, Inc.

•	Solta Medical, Inc.

The above comparable public companies remained unchanged during the years ended December 31, 2011, 2012 and the three months ended March 31, 2012. During each of these periods, in advance of the preparation of the related periodic volatility calculations, management would reassess the above comparable public companies to ensure this is still an appropriate

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Three

grouping. The Company then calculated the volatility of each comparable companies common stock on a daily basis over the expected term of the related awards, or approximately 5.6, 5.9 and 6.0 years, respectively, or the amount of time since the comparable companies became public, if shorter than the expected term. After performing the individual volatility calculations, management weighted each of the comparable public companies’ volatility calculations based on similarities to the Company. For example, the highest weighting of the nine comparable public companies will result in a 20% weighting to the overall volatility calculation while the least comparable company will result in a 2.2% weighting. The weighted volatility is then used to derive a total volatility for each grant.

Outsourced Components, page 99

4.	We note your response to our prior comment 22 that you have separately requested confidential treatment of the royalty provisions in your agreement with List Biological Laboratories, Inc. Please note that we are not asking you to disclose the exact royalties but rather a range of royalties, which does not exceed ten percentage points. Please revise your disclosure to include a range of royalties, not to exceed ten percentage points, within which your royalty on net sales falls.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 105 Draft No. 3 as requested.

5.	We note your response to our prior comment 23. Please disclose the “specified number of years” that your agreement with Hospira will remain in effect after you commercialize your products.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 105 Draft No. 3 as requested.

6.	We note your response to our prior comment 23. Please disclose the “certain royalty payments,” within a ten percent range, that are tied to the number of delivery apparatuses sold or distributed by you.

Response: The Company acknowledges the Staff’s comment and has provided additional disclosure on page 105 Draft No. 3 as requested.

Critical Accounting Policies

Notes to Consolidated Financial Statements

4. Medicis Settlement, page F-23

7.	Please refer to your response to 27. As previously requested, please disclose how you determined the relative fair value of the reacquired technology rights and the value of the preferred shares before and after the settlement date.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Four

Response: The Company respectfully advises the Staff that it has added disclosure to pages F-24 and F-25 explaining how the relative fair value of the reacquired technology rights and the value of the preferred shares before and after the settlement date were determined.

7. Convertible Notes

Convertible Notes and Common Stock Warrants, page F-28

8.	Please refer to your response to our comment 30. Please address the following:
a.	Tell us and disclose why you accounted for the entire difference in estimated fair value and the carrying value as a capital contribution.
b.	Provide us with an analysis as to why you concluded that this transaction was not a troubled debt restructuring pursuant to ASC 470-60.
c.	Cite the authoritative literature used in determining that the settlement of the embedded derivative liability resulted in a gain rather than a credit to additional paid in capital.

Response:

a.        The Company respectfully advises the Staff that substantially all of the convertible note holders were considered to be related parties as a result of their equity ownership in the Company. The Company followed the guidance in ASC 470-50-40-2 which states that extinguishment transactions between related entities may be in essence capital transactions. The Company also advises the Staff that it has revised the related disclosure on F-30 to clarify that the holders were related parties.

b.        The Company respectfully advises the Staff that it assessed the extinguishment of the convertible notes in accordance with the guidance in ASC 470-60-55-7, which states that if the debtor’s creditworthiness has deteriorated since the debt was originally issued, the debtor should evaluate whether it is experiencing financial difficulties. Specifically, the Company evaluated its creditworthiness at each point in time at which the debt was originally issued (January through June 2011 and September through December 2012) as well as its creditworthiness at the date of extinguishment (March 2013), and concluded that its creditworthiness had not deteriorated over such time horizons. The Company noted that its progress with clinical trials and towards an initial public offering is consistent with this determination.

c.        The Company respectfully advises the Staff that the Company remeasured the bifurcated embedded derivative at fair value immediately prior to settlement, with the corresponding remeasurement gain of $1.8 million recorded in current period earnings in accordance with ASC 815-10-35-2. As a result of this remeasurement, the fair value of the embedded derivative was approximately zero; accordingly, there was no impact to the financial statements upon settlement of the embedded derivative itself. The value of the embedded derivative in prior reporting periods related to the possibility that the Company would, prior to executing a qualified financing, (i) undergo a change of control or (ii) complete an initial public offering. As the execution of a qualified financing (i.e., the Series E-5 preferred stock financing)

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Five

approached certainty, the Company determined that the fair value of the embedded derivative was approximately zero. The Company also advises the Staff that it has revised the related disclosure on pages F-30 and F-34 to clarify the calculation related to the remeasurement of the bifurcated embedded derivative at fair value immediately prior to settlement.

13. Convertible Preferred Stock

Conversion, page F-37

9.	Please refer to your revised disclosure in response to our comment 28. We note that on pages F-37 and F-39 you indicate that the conversion prices are subject to adjustment upon a future down round preferred stock financing at a price per share below the stated conversion prices for each series of preferred stock. Please provide us with an analysis supporting your assertion that the embedded conversion option is not a derivative liability. In addition, please revise your disclosure to clarify this fact.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the embedded conversion option included in the respective Series A, B, C, D and E shares, collectively referred to as the convertible preferred stock, does not meet all of the criteria for bifurcation and separate accounting as an embedded derivative under ASC 815-15-25-1. Specifically, the embedded conversion feature was determined to be clearly and closely related to the host contract as the convertible preferred stock was determined to be an equity host for purposes of assessing the embedded features. The Company also advises the Staff that this determination was clarified in the revised note on pages F-38, F-40 and F-42.

The above conclusion was based on the guidance in ASC 815 which states that an embedded conversion feature should be bifurcated from a host contract and accounted for separately as a derivative instrument with periodic fair value remeasurements if it meets the criteria given in ASC 815-15-25-1. Based on this guidance, the first step in evaluating whether the embedded conversion feature requires bifurcation is to determine whether the economic characteristics and risks of the embedded derivatives are clearly and closely related to the economic characteristics and risks of the host contract. To do this, the Company evaluated the convertible preferred stock hosts and determined that the convertible preferred stock was more akin to equity than debt. This determination was made primarily because of the following:

•	the convertible preferred stock has voting rights equal to the equivalent number of shares of common stock into which the shares are convertible;
•	the convertible preferred stock provides for non-cumulative dividends that are not deductible like interest;
•

the convertible preferred stock is convertible into other equity instruments, or the Company’s common stock, and is automatically convertible into common stock upon a qualifying initial public offering;

•	the convertible preferred stock is not redeemable with the passage of time and only upon an actual or deemed liquidation event; and

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Six

•	the convertible preferred stock does not provide creditor’s rights.

Therefore, the embedded conversion option was determined to not be a derivative liability as this feature was clearly and closely related to the convertible preferred stock equity host.

14. Warrants

Convertible Preferred Stock Warrants

Common Stock Warrants, page F-44

10.	Please tell us how you determined that the warrants issued in conjunction with the issuance of Series E-5 convertible preferred stock during the three months ended March 31, 2013 are appropriately classified as equity. Cite the accounting literature relied on in your conclusion.

Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that the Company determined that the common stock warrants issued in conjunction with the issuance of the Series E-5 convertible preferred stock during the three months ended March 31, 2013 were appropriately classified as equity because the warrants qualify for a scope exception from derivative accounting in accordance with ASC 815-10-15-74.

More specifically, the Company assessed the common stock warrants under the relevant guidance in ASC 480 and ASC 815. In accordance with ASC 480, the Company determined that the common stock warrants are free standing instruments under ASC 480-10-20 because they are legally detachable and separately exercisable from the Series E-5 shares with which these warrants were simultaneously issued. As a free standing instrument, the Company then assessed the common stock warrants under the guidance noted in ASC 480-10-25-8 through 25-13. Accordingly, the Company determined that the common stock warrants do not fall under the guidance in ASC 480 because (i) they are not mandatorily redeemable instruments, (ii) they do not embody an obligation to repurchase the Company’s shares, and (iii) they do not contain obligations to issue a variable number of shares upon exercise. In addition, the Company’s common stock does not contain any contingent redemption features. Therefore, based on the guidance given in ASC 480-10-25-8 through 25-13, the warrants are not liabilities under ASC 480.

The Company then assessed these common stock warrants under ASC 815 to determine whether the warrants should be accounted for as derivative instruments. Accordingly, the Company determined that the common stock warrants do meet the terms of a derivative, prior to assessing the scope exceptions, in accordance with ASC 815-10-15-83 because (i) they have an underlying and a notional amount, (ii) they require no net investment and (iii) they permit net share settlement. However, ASC 815 also provides certain scope exceptions which can remove an instrument from derivative accounting. The Company therefore assessed the only relevant scope exception for these instruments noted in ASC 815-10-15-74(a) and determined that the common stock warrants meet the scope exception, and therefore do not require derivative accounting, because (i) they are indexed to the Company’s stock and (ii) they would be included within equity otherwise.

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Seven

The Company evaluated the scope exception within ASC 815-10-15-74(a) by first assessing whether these common stock warrants are indexed to the Company’s stock. The guidance in ASC 815-40-15-7 addresses the first part of the scope exception by providing a two-step process, the first of which is to determine whether an instrument has any exercise contingencies and whether the contingencies are based on observable markets other than the issuer’s own stock. Based on the Company’s assessment, these common stock warrants do not contain any exercise contingencies. As for the second step in evaluating the scope exception, the Company assessed the settlement provisions to determine if the settlement amount for these common stock warrants equals the difference between the fair value of a fixed number of shares of common stock and a fixed monetary amount (i.e. fixed-for-fixed). As part of this assessment, the Company noted that there are potential adjustments to the shares of common stock underlying these warrants based on standard anti-dilution features such as stock splits and/or dividends but these terms do not preclude the warrants from being indexed to the Company’s own stock under ASC 815-40-15. In addition, the Company did not note any other terms within these common stock warrants that would result in a variable settlement amount. Accordingly, these common stock warrants are considered indexed to the Company’s own stock since the settlement adjustments are considered inputs to the fair value of a “fixed-for-fixed” option on equity shares. In addition, the Company determined that the underlying shares of common stock should be classified as permanent equity (as discussed further below), and therefore, the scope exception was met. As a result, these common stock warrants fall within the scope exception of ASC 815-10-15 and were not accounted for as derivatives.

Lastly, since the warrants were scoped out of the derivative guidance in ASC 815, the Company looked to the equity classification literature in ASC 815-40-25 which states that a contract would be classified in equity only if the entity can, in any circumstance, gross physically settle the contract or settle the contract in its own shares (on either a gross or net basis). Along these lines, the Company noted the following:

•	the warrants require physical or net share settlement;
•	there are no provisions in the warrants that require net cash settlement, or permit the holder to choose cash settlement;
•	the warrants permit the Company to settle in unregistered shares;
•

the Company has sufficient authorized and unissued shares available to settle the warrants after considering all other commitments that may require the issuance of stock during the maximum period the warrants could remain outstanding;

•	the warrants contain an explicit limit on the number of shares to be delivered in a share settlement;
•	there are no required cash payments to the counterparty in the event the Company fails to make timely filings with the SEC;
•

there are no required cash payments to the counterparty if the shares initially delivered upon settlement are subsequently sold by the counterparty and the sales proceeds are insufficient to provide the counterparty with full return of the amount due (that is, there are no cash settled “top-off” or “make-whole” provisions);

FIVE PALO ALTO SQUARE, 3000 EL CAMINO REAL, PALO ALTO, CA 94306-2155 T: (650) 843-5000 F: (650) 849-7400 WWW. COOLEY.COM

Jeffrey P. Riedler

November 6, 2013

Page Eight

•	there are no provisions in the contract that indicate that the counterparty has rights that rank higher than those of a shareholder of the stock underlying the contract; and
•	there is no requirement in the contract to post collateral at any point or for any reason.

As all of the above requirements within ASC 815-40-25 were met, these common stock warrants were classified within stockholders’ equity.

**********

Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Draft No. 3 or this response letter to me at (650) 843-5190 or Mark B. Weeks at (650) 843-5011.

Sincerely,

/s/ Gordon K. Ho

Gordon K. Ho

cc:	Johnny Gharib, United States Securities and Exchange Commission
L. Daniel Browne, Revance Therapeutics, Inc.
Lauren P. Silvernail, Revance Therapeutics, Inc.
Mark B. Weeks, Cooley LLP
Bruce K. Dallas, Davis Polk & Wardwell LLP

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